INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Loss	$ (9,930)	$ (54,998)
Adjustments to profit or loss items:
Depreciation and amortization	1,410	1,362
Share listing expense		46,717
Change in fair value of warrants	1,040	(7,404)
Changes in the fair value of contingent consideration	(6)	(903)
Share-based compensation	1,594	1,128
Operating expense settled by issuance of shares	351
Finance income, net	(1,132)	(1,206)
Taxes on income (tax benefit)	(20)	3
Adjustments to profit or loss items	3,237	39,697
Changes in asset and liability items:
Increase in user funds	(298)	(189)
Increase in user accounts	298	189
Increase in other receivables and prepaid expenses	(778)	(1,085)
Increase in trade receivables	(495)	(239)
Increase in trade payables	481	309
Increase (decrease) in accrued severance pay, net	114	(12)
Increase (decrease) in accrued expenses and other payables	696	(2,902)
Changes in asset and liability items	18	(3,929)
Cash paid and received during the period for:
Interest received, net	2,356	475
Taxes paid, net	(186)	(54)
Total Cash paid and received	2,170	421
Net cash used in operating activities	(4,505)	(18,809)
Cash flows from investing activities:
Purchase of property and equipment	(17)	(68)
Proceeds from sale of property and equipment	2	1
Payment of payables for previous acquisition of a subsidiary		(136)
Investment in long-term deposits	(30)	(347)
Withdrawal of a deposit	33
Withdrawal of (investment in) short-term investments, net	11,520	(30,920)
Investment in short-term bank deposit	(6,000)	(20,000)
Net cash provided by (used in) investing activities	5,508	(51,470)
Cash flows from financing activities:
Proceeds from the issuance of share capital and warrants net of transaction costs		76,044
Repayment of lease liabilities	(305)	(287)
Repayment of short-term bank loan and credit		(2,504)
Exercise of options	197	19
Net cash provided by (used in) financing activities	(108)	73,272
Exchange differences on balances of cash and cash equivalents	(59)	(191)
Increase in cash and cash equivalents	836	2,802
Cash and cash equivalents at the beginning of the period	20,165	6,492
Cash and cash equivalents at the end of the period	21,001	9,294
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability		161
Issuance of shares for previous acquisition of a subsidiary		$ 113
Receivables on account of exercise of options	$ 51